Share Capital - Restricted Stock (Details) (USD $)	1 Months Ended	9 Months Ended
	Jan. 31, 2013	Apr. 30, 2013
Restricted shares available for purchase	5,000,000
Stock price per share % of par value	125.00%
Stock expense		$ 693,750
Prepaid Expense		$ 37,042
Execution
Restricted shares available for purchase	1,250,000
180 days after execution
Restricted shares available for purchase	1,250,000
360 days after execution
Restricted shares available for purchase	1,250,000
540 days after execution
Restricted shares available for purchase	1,250,000